FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

	June 30, 2016
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Obligations of states and political subdivisions	$—	$2,041	$—	$2,041
Corporate securities	—	96,852	—	96,852
Foreign debt securities (1)	—	8,783	—	8,783

	$—	$107,676	$—	$107,676

	June 30, 2015
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Obligations of states and political subdivisions	$—	$697	$—	$697
Corporate securities	—	60,938	—	60,938
Foreign debt securities (1)	—	5,281	—	5,281

	$—	$66,916	$—	$66,916

(1)	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

Assets Measured at Fair Value on a Nonrecurring Basis

June 30, 2016
	Level I	Level II	Level III	Total
(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$—	$—	$—	$—

Total	$—	$—	$—	$—

	June 30, 2015
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$—	$—	$49	$49

Total	$—	$—	$49	$49

Schedule of Significant Observable Inputs

	Fair Value at		Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Range (Weighted Average)
	June 30, 2016	June 30, 2015
	(Dollars in Thousands)
Impaired loans	$—	$49	Appraisal of collateral[2]	Discounted appraisal[3]	0% / 0%